Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Components	33,212	19,630
Work in process	12,688	10,123
Finished products *	18,009	14,399

	63,909	44,152

* includes systems at customer locations not yet sold, as of December 31, 2021 and 2020, in the amount of $4,259 and $10,613 respectively.

Schedule of Presentation of Inventories.
	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Current assets	58,759	39,736
Non-current assets (A)	5,150	4,416

	63,909	44,152